Loans Receivable, Net: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	100.00%	100.00%
Total loans, gross	$ 535,487	$ 567,371
Deferred loan cost, net of income	146	251
Less allowance for loan losses	(10,648)	(11,262)
Total loans	524,985	556,360
Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	87.90%	87.60%
Total loans, gross	471,052	497,588
Consumer loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	2.60%	2.70%
Total loans, gross	13,886	15,110
Commercial loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	9.50%	9.70%
Total loans, gross	50,549	54,673
Total other loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	12.10%	12.40%
Total loans, gross	64,435	69,783
One-to-four family first mortgages [Member]
Composition of the loan portfolio by type of loan
Total loans, gross	162,335	171,192
One-to-four family first mortgages [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	30.30%	30.20%
Total loans, gross	162,335	171,192
Second mortgages (closed end) [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	0.80%	1.10%
Total loans, gross	4,336	6,209
Home equity line of credit [Member]
Composition of the loan portfolio by type of loan
Total loans, gross	37,083	38,694
Home equity line of credit [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	6.90%	6.80%
Total loans, gross	37,083	38,694
Multi-family [Member]
Composition of the loan portfolio by type of loan
Total loans, gross	33,056	33,739
Multi-family [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	6.20%	5.90%
Total loans, gross	33,056	33,739
Construction [Member]
Composition of the loan portfolio by type of loan
Total loans, gross	18,900	11,931
Construction [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	3.50%	2.10%
Total loans, gross	18,900	11,931
Land [Member]
Composition of the loan portfolio by type of loan
Total loans, gross	45,906	52,338
Land [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	8.60%	9.20%
Total loans, gross	45,906	52,338
Non-residential real estate [Member]
Composition of the loan portfolio by type of loan
Total loans, gross	169,436	183,485
Non-residential real estate [Member] | Real estate loans [Member]
Composition of the loan portfolio by type of loan
Loans and Leases Receivable in Percentage	31.60%	32.30%
Total loans, gross	$ 169,436	$ 183,485